Quarterly Results of Operations	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results of Operations
(20)	Quarterly Results of Operations: (Unaudited)

Summarized unaudited quarterly operating results for the year ended December 31, 2016:

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
December 31, 2016:
Interest and dividend income	$8,081	7,691	8,004	7,951
Interest expense	1,405	1,268	1,315	1,311

Net interest income	6,676	6,423	6,689	6,640
Provision for loan losses	458	465	255	63

Net interest income after provision for loan losses	6,218	5,958	6,434	6,577
Noninterest income	2,020	1,970	1,945	2,000
Noninterest expense	7,683	7,609	7,353	7,211

Income before income taxes	555	319	1,026	1,366
Income taxes	46	15	41	260

Net income	$509	304	985	1,106

Basic earnings per share	$0.08	0.05	0.16	0.18

Diluted earnings per share	$0.08	0.05	0.16	0.18

Weighted average shares outstanding:
Basic	6,297,755	6,232,457	6,212,231	6,193,278

Diluted	6,297,755	6,232,457	6,212,231	6,193,278

Summarized unaudited quarterly operating results for the year ended December 31, 2015:

Interest and dividend income	$9,195	7,919	8,012	7,996
Interest expense	1,633	1,612	1,633	1,672

Net interest income	7,562	6,307	6,379	6,324
Provision for loan losses	215	270	275	291

Net interest income after provision for loan losses	7,347	6,037	6,104	6,033
Noninterest income	1,913	1,868	1,936	1,885
Noninterest expense	7,470	8,234	7,553	7,188

Income (loss) before income taxes	1,790	(329)	487	730
Income taxes expense (benefit)	435	(212)	(23)	74

Net income (loss)	$1,355	(117)	510	656

Basic earnings (loss) per share	$0.20	(0.02)	0.08	0.10

Diluted earnings (loss) per share	$0.20	(0.02)	0.08	0.10

Weighted average shares outstanding:
Basic	6,732,456	6,425,687	6,359,556	6,328,324

Diluted	6,732,456	6,425,687	6,359,556	6,328,324